Note 28 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2018	2017	2016
(i) Transactions
(a) Sales of goods and services
Sales of goods to non-consolidated parties	23,709	32,362	21,174
Sales of goods to other related parties	131,548	94,624	32,613
Sales of services to non-consolidated parties	7,641	11,637	9,542
Sales of services to other related parties	5,647	3,751	2,948
	168,545	142,374	66,277
(b) Purchases of goods and services
Purchases of goods to non-consolidated parties	245,186	234,361	67,048
Purchases of goods to other related parties	106,624	17,711	20,150
Purchases of services to non-consolidated parties	9,556	12,077	11,528
Purchases of services to other related parties	46,179	50,794	53,530
	407,545	314,943	152,256
(all amounts in thousands of U.S. dollars)	At December 31,
	2018	2017
(ii) Period-end balances
(a) Arising from sales / purchases of goods / services
Receivables from non-consolidated parties	122,135	117,853
Receivables from other related parties	24,419	50,815
Payables to non-consolidated parties	(33,197)	(49,354)
Payables to other related parties	(17,595)	(14,475)
	95,762	104,839